Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of additional information about leasing activities for lessee	We have made the following payments associated with leases:

Description of payment	2022 US$m	2021 US$m	Included within
Principal lease payments	374	358	Cash flows from financing activities
Interest payments on leases	47	48	Cash flows from operating activities
Payments for short-term leases	465	502	Net operating costs
Payments for variable lease components	50	34	Net operating costs
Payments for low value leases (>12 months in duration)	1	2	Net operating costs
Total lease payments	937	944

Summary of capitalised finance leases	The maturity profile of lease liabilities recognised at the balance sheet date is:

	2022 US$m	2021 US$m
Lease liabilities
Due within 1 year	329	361
Between 1 and 3 years	388	440
Between 3 and 5 years	191	226
More than 5 years	606	704
Total undiscounted cash payments expected to be made	1,514	1,731
Effect of discounting	(314)	(368)
Present value of minimum lease payments	1,200	1,363
Current lease liability per the balance sheet	292	324
Non-current lease liability per the balance sheet	908	1,039
Total lease liability	1,200	1,363